                          As filed with the Securities and Exchange Commission on April 12, 2004

===========================================================================================================================

                                                                                            Registration File No. 333-58300
                                                                                                                  811-05271

                                            SECURITIES AND EXCHANGE COMMISSION
                                                   Washington, DC 20549

                                                      ---------------

                                                         FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        [     ]

                                    PRE-EFFECTIVE AMENDMENT NO.  __   _                 [     ]
                                                                   ---

                                    POST-EFFECTIVE AMENDMENT NO.  _6__                  [ X ]

                                                          and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                                     ACT OF 1940                        [     ]

                                    AMENDMENT NO.  ___6____                             [ X ]
                                                      -----

                                             (Check appropriate box or boxes.)

                                         Midland National Life Separate Account A
                                                (Exact name of registrant)

                                          MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                    (Name of depositor)
                                                     One Midland Plaza
                                           Sioux Falls, South Dakota 57193-9991
                                   (Address of depositor's principal executive offices)
                             Depositor's Telephone Number, including Area Code: (605) 335-5700

                           Steve Horvat, General Counsel                               Copy to:
                      Midland National Life Insurance Company                 Frederick R. Bellamy, Esq.
                                 One Midland Plaza                          Sutherland Asbill & Brennan LLP
                       Sioux Falls, South Dakota 57193-9991                 1275 Pennsylvania Avenue, N.W.
                      (Name and address of agent for service)                  Washington, DC 20004-2415

                                       Approximate Date of Proposed Public Offering:
                      As soon as practicable after the effective date of this registration statement.

                  It is proposed that this filing will become effective (check appropriate box):

                  |_|      immediately upon filing pursuant to paragraph (b)

                  |X|      on May 1, 2004  pursuant to paragraph (b)

                  |_|      ___days after filing pursuant to paragraph (a)(i)

                  |_|      on     pursuant to paragraph (a)(i) of Rule 485

                  If appropriate check the following box:

                  |X|      This post-effective amendment designates a new effective date for a previously filed post-effective amendment __5_____________
                                                      -

                                           Title of Securities Being Registered:
                         Interests in Individual Flexible Premium Variable Life Insurance Policies


This filing is made solely to delay the effective date of Post-Effective Amendment No. 5. Parts A, B, and C of Post-Effective Amendment No. 5 to this registration statement are incorporated herein by reference.

                                                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account A,
certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this
12th  day of April, 2003.


                                                                  MIDLAND NATIONAL LIFE
                                                                  SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                                          By:  /s/*
        -------------------------------------------------------              ---------------------------------

                                                                                  MICHAEL M. MASTERSON
                                                                                  Chairman of the Board



                                                               By:  MIDLAND NATIONAL LIFE
                                                                    INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                                          By:  /s/*
        -------------------------------------------------------              ---------------------------------

                                                                                  MICHAEL M. MASTERSON
                                                                                  Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 12th 2004.

              Signatures                                                  Title                                           Date

/s/  *                                                      Chairman of the Board of Directors,                         ____________
---------------------------------------------                   Director, Chief Executive Officer
      MICHAEL M. MASTERSON                                          (Principal Executive Officer)


/s/  *                                                      Senior Vice President, Chief Financial Officer              ____________
----------------------------------------                          (Principal Financial Officer)
      THOMAS M. MEYER


/s/  *                                                      President, Chief Operating Officer, Director                ____________
---------------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                                      Director, Senior Vice President,                            ____________
---------------------------------------------------            Chief Marketing Officer
      STEVEN C. PALMITIER

/s/  *                                                      Director, Senior Vice President,                            ____________
---------------------------------------------------             Corporate Actuary
      DONALD J. IVERSON

/s/  *                                                      Director, Senior Vice President-Legal                       ____________
---------------------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                                      Director, Chief Executive Officer, President                ____________
---------------------------------------------------            of Sammons
      ROBERT W. KORBA




*By:  /s/_______________________________________                                                  4/12/2004
                                                                                                 -------------
                   Therese Michels
                  Attorney-in-Fact
            Pursuant to Power of Attorney



                                           Exhibit to Registration No. 333-58300

                                                Post-Effective Amendment #6


                                                     POWER OF ATTORNEY


The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as  fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                           DATE                      SIGNATURE                          DATE

/s/                                 1/8/03                    /s/                                1/7/03
----------------------------------- ------                    ---------------------------------- ------
Michael M. Masterson                                          John J. Craig II



/s/                                 1/703                     /s/                                1/7/03
----------------------------------- -----                     ---------------------------------- ------
Steven C. Palmitier                                           Donald J. Iverson



/s/                                 1/7/03                    /s/                                1/7/03
----------------------------------- --------                  ---------------------------------- ------
Stephen P. Horvat, Jr.                                        Thomas M. Meyer



/s/                                 1/8/03
----------------------------------- ------
Robert W. Korba
